Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Cash and Cash Equivalents

As at December 31, 2017 and 2016, this account consists of:

	2017	2016
	(in million pesos)
Cash on hand and in banks (Note 28)	6,351	6,384
Temporary cash investments (Note 28)	26,554	32,338
	32,905	38,722